UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10577

ALLIANCE NEW YORK MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

Alliance New York Municipal Income Fund

Portfolio of Investments

January 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 161.2%
Long-Term Municipal Bonds - 155.2%
New York - 132.6%
Albany IDA Civic Fac Rev (St. Peters Hosp Proj) 5.75%, 11/15/22	$205	$217,411
Dutchess Cnty IDA (Civil Fac Rev) 5.00%, 8/01/19	380	406,969
Erie Cnty IDA (City of Buffalo Proj) FSA Series 03 5.75%, 5/01/23	1,250	1,381,087
Hempstead Hgr Ed (Adelphi Univ Civic Fac) Series 02 5.50%, 6/01/32	1,320	1,369,658
Long Island Pwr Auth Elec Rev FGIC Series 06A 5.00%, 12/01/19 (a)	650	690,859
Madison Cnty Hlth Fac (Oneida Hlth Systems) ASSET GTY Series 01 5.35%, 2/01/31	1,500	1,507,800
MTA Dedicated Tax Fund Series 02A 5.125%, 11/15/31	5,500	5,619,845
Nassau Cnty Hlth Fac (Nassau Hlth Sys Rev) (Prerefunded) FSA Series 99 5.75%, 8/01/29	2,400	2,575,752
New York City Ed Fac (Magen David Yeshivah Proj) ACA Series 02 5.70%, 6/15/27	400	372,908
New York City GO Series 04G 5.00%, 12/01/23	780	809,141
Series 04I 5.00%, 8/01/21	1,000	1,046,760
Series 05J 5.00%, 3/01/24	3,000	3,102,750

New York City GO (Prerefunded) 5.50%, 9/15/19	905	1,035,582
5.75%, 3/01/17	940	1,072,164
Series 01B 5.50%, 12/01/31	5,000	5,554,950
New York City GO (Unrefunded) 5.50%, 9/15/19	95	105,263
5.75%, 3/01/17	260	288,878
New York City HDC MFHR (Rental Hsg) AMT Series 02A 5.50%, 11/01/34	1,250	1,263,987
New York City IDA (Brooklyn Navy Yard) AMT Series 97 5.75%, 10/01/36	2,000	1,953,180
New York City IDA Spl Fac Rev (Terminal One Group Assoc Proj) Series 05 5.50%, 1/01/24 (b)	200	206,586
New York City Muni Wtr Fin Auth Series 02A 5.125%, 6/15/34	5,000	5,134,150
Series 03A 5.00%, 6/15/27	2,000	2,073,080
New York City Spl Fac (Museum of Modern Art) AMBAC Series 01D 5.125%, 7/01/31	5,000	5,155,650
New York St Dorm Auth Rev (NYU Hosp Ctr) 5.25%, 7/01/24	200	199,380
New York St Dorm Auth (FHA Insured Maimonides) MBIA Series 04 5.75%, 8/01/29	5,000	5,483,750
New York St Dorm Auth (Jewish Brd Fam & Children) AMBAC Series 03 5.00%, 7/01/23	1,000	1,044,680
New York St Dorm Auth (Mental Hlth Svc) (Prerefunded) MBIA Series 01B 5.25%, 8/15/31	3,220	3,529,764
New York St Dorm Auth (Prerefunded) MBIA 5.25%, 8/15/31	285	312,417

New York St Dorm Auth (Unrefunded) MBIA 5.25%, 8/15/31	1,995	2,090,321
New York St Dorm Auth Hlth Fac (Willow Towers Proj) GNMA Series 02 5.40%, 2/01/34	2,500	2,586,250
New York St Dorm Auth Rev 5.00%, 5/01/22	345	357,372
New York St Dorm Auth Rev (Cabrini of Westchester) GNMA 5.10%, 2/15/26	500	516,350
New York St Dorm Auth Rev (NYU Hosp Ctr) Series 07A 5.00%, 7/01/22	300	296,649
New York St Hsg Fin Agy MFHR (Patchogue Apts) AMT SONYMA Series 02A 5.35%, 2/15/29	2,090	2,113,387
New York St Pwr Auth MBIA 5.00%, 11/15/19	1,320	1,465,358
New York St SFMR (Mtg Rev) AMT Series 01-29 5.45%, 4/01/31	11,000	11,096,360
New York St Tobacco Settlement Bonds AMBAC Series 03A-1 5.25%, 6/01/21	4,000	4,264,960
New York St Urban Dev Corp (Empire St) (Prerefunded) Series 02A 5.25%, 3/15/32	5,000	5,527,700
Niagara Cnty Ed Fac (Niagara Univ Proj) ASSET GTY Series 01A 5.40%, 11/01/31	1,435	1,445,002
Onondaga Cnty IDA Arpt Fac (Cargo ACQ) AMT Series 02 6.125%, 1/01/32	1,000	1,007,710
Seneca Cnty IDA (New York Chiropractic Coll) 5.00%, 10/01/27	185	179,800
Triborough Brdg & Tunnel Auth (Prerefunded) Series 01A 5.00%, 1/01/32	4,245	4,632,484

Series 02A 5.125%, 1/01/31	2,500	2,739,750
Triborough Brdg & Tunnel Auth (Unrefunded) Series 01A 5.00%, 1/01/32	755	772,154
Ulster Cnty IDA 6.00%, 9/15/27	300	291,894
Yonkers IDA Hlth Fac (Malotz Pavillion Proj) MBIA Series 99 5.65%, 2/01/39	1,200	1,239,660

		96,137,562

California - 1.4%
California St GO Series 04 5.00%, 2/01/33	1,000	1,005,710

Colorado - 0.6%
Northwest Metro Dist No. 3 GO 6.125%, 12/01/25	500	452,015

Florida - 5.1%
Capital Region CDD (South Wood) Series 01A-2 6.85%, 5/01/31	1,160	1,230,853
Hamal CDD (Prerefunded) Series 01 6.65%, 5/01/21	1,085	1,231,659
Miromar Lakes CDD Series 00A 7.25%, 5/01/12	1,185	1,198,841

		3,661,353

Illinois - 0.7%
Bolingbrook Sales Tax Rev (Bolingbrook) 6.25%, 1/01/24 (c)	500	494,755

Ohio - 0.4%
Port Auth of Columbiana Cnty Swr (Apex Enviro LLC) AMT Series 04A 7.125%, 8/01/25	300	308,442

Puerto Rico - 14.4%
Puerto Rico Comwlth GO (Pub Impr) Series 01A 5.50%, 7/01/19	500	547,475
Series 04A 5.25%, 7/01/19	510	535,979

Puerto Rico Elec Pwr Auth XLCA Series 02-2 5.25%, 7/01/31	3,050	3,414,231
Puerto Rico Hsg Fin Corp. SFMR (Mtg Rev) AMT GNMA Series 01C 5.30%, 12/01/28	1,690	1,699,109
Puerto Rico Hwy & Transp Auth (Prerefunded) Series 02D 5.375%, 7/01/36	3,250	3,604,478
Puerto Rico Pub Bldg Auth Rev GTD (Govt Facs) 5.50%, 7/01/22	585	622,048

		10,423,320

Total Long-Term Municipal Bonds (cost $106,563,117)		112,483,157

Short-Term Municipal Notes - 6.0%
New York - 1.9%
New York City Transitional Fin Auth 1.93%, 11/01/22 (d)	500	500,000
Port Auth NY & NJ Spl Oblig Rev 1.68%, 6/01/20 (d)	900	900,000

		1,400,000

Alaska - 0.7%
Valdez Marine Term Rev (BP Pipelines, Inc. Proj) Series 03B 1.80%, 7/01/37 (d)(e)	500	500,000

Colorado - 0.6%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog) 1.60%, 2/01/25 (d)	450	450,000

Pennsylvania - 2.8%
Philadelphia IDA (Fox Chase Cancer Ctr) Series A 1.87%, 7/01/31 (d)	2,000	2,000,000

Total Short-Term Municipal Notes (cost $4,350,000)		4,350,000

Total Investments - 161.2%
(cost $110,913,117)		116,833,157
Other assets less liabilities - 0.9%		669,819
Preferred Stock at redemption value - (62.1)%		(45,000,000)

Net Assets Applicable to Common Shareholders - 100.0% (f)		$72,502,976

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank, N.A. (g)	$1,130	2/20/08	MMD +	MMD	++	$29,912
Merrill Lynch	15,000	9/06/09	3.375%	BMA	*	(275,654)
Merrill Lynch	1,200	7/30/26	4.090%	BMA	*	(71,190)
Merrill Lynch	1,300	8/09/26	4.063%	BMA	*	(73,742)
Merrill Lynch	2,000	11/15/26	4.377%	BMA	*	(194,516)

+	If MMD on February 20, 2008 exceeds the strike rate of 3.29%, the portfolio makes a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

++	If MMD on February 20, 2008 is less than the strike rate of 3.29%, the portfolio receives a payment equal to the difference in basis points multipled by .047 multiplied by the Notional Amount.

*	Variable interest rate based on the Securities Industry & Financial Markets Association, formerly the Bond Market Association (BMA).

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at January 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 5 Yr futures	10	March 2008	$1,100,587	$1,130,000	$(29,413)

(a)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $11,266.

(b)	Variable rate coupon, rate shown as of January 31, 2008.

(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(f)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

(g)	Rate lock swap agreement where a payment or receipt of cash is made on the termination date based on the difference between the strike rate and the Municipal Market Data General obligation, 2013, AAA Index (MMD).

As of January 31, 2008, the Fund held 34% of total investments in insured bonds (of this amount 31% represents the Fund’s holding in pre-refunded bonds).

Glossary:
ACA AMBAC AMT ASSET GTY CDD FGIC FSA GNMA GO HDC IDA MBIA MFHR SFMR SONYMA XLCA	- - - - - - - - - - - - - - - -

ACA Capital

American Bond Assurance Corporation

Alternative Minimum Tax (subject to)

Asset Guaranty Insurance Company AKA Radian

Community Development District

Financial Guaranty Insurance Company

Financial Security Assurance Inc.

Government National Mortgage Association

General Obligation

Housing Development Corporation

Industrial Development Authority/Agency

Municipal Bond Investors Assurance

Multi-Family Housing Revenue

Single Family Mortgage Revenue

State of New York Mortgage Agency

XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance New York Municipal Income Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: March 26, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2008